SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
History and Nature of Business
History and Nature of Business
Lightwave Logic, Inc., formerly Third-Order Nanotechnologies, Inc., formerly PSI-Tec Holdings, Inc., formerly Eastern Idaho Internet Service, Inc. (the "Company") was organized under the laws of the State of Nevada in 1997.  The Company was engaged in the business of marketing internet services until June 30, 1998, at which time the principal assets of the business were sold and operations were discontinued.  The Company was inactive until the acquisition of PSI-TEC Corporation ("PSI-TEC") on July 14, 2004, at which time the name was changed to PSI-TEC Holdings, Inc.

Development Stage
Development Stage
PSI-TEC was incorporated in 1995 under the laws of the State of Delaware.  PSI-TEC primarily conducted research for the United States Government under a contract, which expired in 2003.  Beginning January 1, 2004, PSI-TEC was engaged in the development of electro-optic polymers for application in the electro-optic device markets.  PSI-TEC is considered a development stage company as defined in Financial Accounting Standards Board Accounting Standards Codification ("FASB ASC") 915 "Development Stage Entities" from the inception of the development stage on January 1, 2004.

Merger
Merger
On July 14, 2004, the Company acquired PSI-TEC.  Under the terms of the merger agreement, the stockholders of PSI-TEC received 15,600,000 shares of common stock in exchange for its 2,206,280 shares.  Following the merger, the Company changed its name to PSI-TEC Holdings, Inc.  Under accounting principles generally accepted in the United States, the share exchange is considered to be a capital transaction in substance rather than a business combination.  That is, the share exchange is equivalent to the issuance of stock by PSI-TEC Holdings, Inc. for the net monetary assets of PSI-TEC, accompanied by a recapitalization, and is accounted for as a change of capital structure.  Accordingly, the accounting for the share exchange was identical to that resulting from a reverse acquisition, except no goodwill was recorded.  Under reverse takeover accounting, the post-reverse acquisition comparative historical financial statements of the legal acquirer, PSI-TEC Holdings, Inc., are those of the legal acquiree, PSI-TEC, which is considered to be the accounting acquirer.  On October 20, 2006, PSI-TEC Holdings, Inc. and PSI-TEC merged and changed its name to Third-Order Nanotechnologies, Inc.  On March 10, 2008, Third-Order Nanotechnologies, Inc. changed its name to Lightwave Logic, Inc.

Basis of Presentation
Basis of Presentation
The financial statements are presented in accordance with Financial Accounting Standards Board of Accounting Standards Codification ("FASB ASC") 915 for development stage companies. The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America.

Estimates
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures.  Although these estimates are based on management's best knowledge of current events and actions the Company may undertake in the future, actual results could differ from the estimates.

Cash Equivalents
Cash Equivalents
For the purposes of the statement of cash flows, the Company considers all highly liquid instruments with maturities of three months or less at the time of purchase to be cash equivalents.

Concentration of Credit Risk
Concentration of Credit Risk
Certain financial instruments potentially subject the Company to concentrations of credit risk.  These financial instruments consist primarily of cash.  At December 31, 2013, the Company did have deposits with a financial institution that exceed the Federal Depository Insurance coverage.

Property and Equipment
Property and Equipment
Equipment is stated at cost.  Depreciation is principally provided by use of straight-line methods for financial and tax reporting purposes over the estimated useful lives of the assets, generally 5 years.   When property is retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in operations.

Intangible Assets
Intangible Assets
Definite-lived intangible assets are stated at cost.  Patents are amortized over their estimated useful lives, generally 20 years.  When certain patent applications are abandoned by the Company for claims that are covered by patents already granted to the Company, the cost of patent applications and accumulated amortization are removed from the accounts and the resulting expense is reflected in the Statement of Operations.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company's financial instruments consist of cash, accounts payable and accrued expenses. The carrying values of cash, accounts payable and accrued expenses approximate fair value because of their short maturities.

Income Taxes
Income Taxes
The Company follows FASB ASC 740, "Income Taxes," which requires an asset and liability approach to financial accounting and reporting for income taxes.  Deferred income tax assets and liabilities are computed annually for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

Loss Per Share
Loss Per Share
The Company follows FASB ASC 260, "Earnings per Share", resulting in the presentation of basic and diluted earnings per share.  Because the Company reported a net loss in 2013 and 2012, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Recoverability of Long Lived Assets
Recoverability of Long Lived Assets
The Company follows FASB ASC 360, "Property, Plant, and Equipment".  Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable.  When required, impairment losses on assets to be held and used are recognized based on the excess of the asset's carrying amount.

Comprehensive Income
Comprehensive Income
The Company follows FASB ASC 220.10, "Reporting Comprehensive Income."  Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.  Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net loss.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
As of December 31, 2013 and for the year then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company's financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
As of December 31, 2013, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company's financial statements.